Derivative Financial Instruments - Effect of Cash Flow Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	$ 11,205	$ (24,279)	$ (47,195)
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	(1,248)	1,116	1,132
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	6,549	(15,438)	(30,078)
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	2,863	(5,020)	(9,151)
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Item]
(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion)	$ 3,041	$ (4,937)	$ (9,098)